CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Operating activities:
Net income	$ 633	$ 444
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	305	335
Venezuela impairment of net monetary assets	246	0
Net change in operating assets and liabilities	189	557
Deferred Income Taxes Net And Uncertain Tax Positions	(51)	(190)
Research and development in process	10	0
Impairment of long lived assets	13	67
Stock-based compensation	24	29
Other items	7	128
Net gain from sale of long-lived assets and investments	0	(16)
Net cash provided by operating activities	1,376	1,354
Investing activities:
Acquisitions of businesses, net of cash acquired	(2,236)	0
Purchases of property, plant and equipment	(172)	(185)
Purchases of investments and other assets	(29)	(118)
Proceeds From Sales of Long Lived Assets And Investments	2	82
Other investing activities	18	2
Net cash used in investing activities	(2,417)	(219)
Financing activities:
Proceeds from issuance of ordinary shares, net of issuance costs	329	0
Proceeds from issuance of mandatory convertible preferred shares, net of issuance costs	329	0
Purchase of treasury shares	0	(439)
Net change in short-term debt	38	17
Dividends paid on ordinary shares	(307)	(290)
Dividends paid on preferred shares	(60)	0
Proceeds from exercise of options by employees	13	166
Proceeds From Long Term Loans And Other Long Term Liabilities	(3)	2,145
Repayment of long-term loans And Other Long Term Liabilities	(41)	(1,458)
Other financing activities	(31)	(48)
Net cash provided by financing activities	267	93
Translation adjustment on cash and cash equivalents	(208)	(58)
Net change in cash and cash equivalents	(982)	1,170
Balance of cash and cash equivalents at beginning of period	6,946	2,226
Balance of cash and cash equivalents at end of period	$ 5,964	$ 3,396